Symons Value Institutional Fund
Schedule of Investments
August 31, 2021 - (Unaudited)
COMMON STOCKS — 87.20% Shares Fair Value
Aerospace & Defense — 3.67%
Lockheed Martin Corp. 1,296 $ 466,301
Beverages — 2.72%
Coca-Cola Co. (The) 6,144 345,969
Biotech & Pharma — 11.02%
Biogen, Inc.
(a)
1,323 448,378
Bristol-Myers Squibb Co. 6,172 412,660
Gilead Sciences, Inc. 7,407 539,081
1,400,119
Commercial Support Services — 2.33%
Waste Management, Inc. 1,911 296,415
Electric Utilities — 24.76%
AES Corp. 14,911 355,926
Algonquin Power & Utilities Corp. (Canada) 15,814 245,591
American Electric Power Co., Inc. 2,890 258,857
Dominion Energy, Inc. 6,660 518,414
Duke Energy Corp. 5,433 568,619
Exelon Corp. 5,454 267,355
NextEra Energy, Inc. 4,969 417,346
PPL Corp. 17,542 514,858
3,146,966
Food — 8.31%
Campbell Soup Co. 9,497 396,310
Hershey Co. (The) 1,351 240,073
Tyson Foods, Inc., Class A 5,343 419,531
1,055,914
Household Products — 3.24%
Kimberly-Clark Corp. 2,989 411,914
Insurance — 2.32%
Berkshire Hathaway, Inc., Class B
(a)
1,031 294,629
Internet Media & Services — 2.62%
Facebook, Inc., Class A
(a)
880 333,855
Medical Equipment & Devices — 1.94%
Becton, Dickinson and Co. 980 246,666
Metals & Mining — 10.04%
Agnico Eagle Mines Ltd. (Canada) 11,180 643,074
B2Gold Corp. (Canada) 53,407 207,753
Kirkland Lake Gold Ltd. (Canada) 6,404 255,712
Pan American Silver Corp. (Canada) 6,514 168,973
1,275,512
Retail - Consumer Staples — 2.69%
Costco Wholesale Corp. 751 342,073

Symons Value Institutional Fund
Schedule of Investments (continued)
August 31, 2021 - (Unaudited)
COMMON STOCKS — 87.20% - (continued) Shares Fair Value
Software — 1.76%
N-Able, Inc.
(a)
7,328 $ 99,148
SolarWinds Corp.
(a)
7,329 125,106
224,254
Technology Hardware — 6.80%
Apple, Inc. 1,700 258,111
Telefonaktiebolaget LM Ericsson - ADR (Sweden) 51,181 604,959
863,070
Telecommunications — 2.08%
AT&T, Inc. 9,617 263,698
Tobacco & Cannabis — 0.90%
Curaleaf Holdings, Inc.
(a)
9,561 113,776
Total Common Stocks (Cost $9,239,552) 11,081,131
MONEY MARKET FUNDS - 12.72%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.01%
(b)
1,617,061 1,617,061
Total Money Market Funds (Cost $1,617,061) 1,617,061
Total Investments — 99.92% (Cost $10,856,613) 12,698,192
Other Assets in Excess of Liabilities — 0.08% 9,903
NET ASSETS — 100.00% $ 12,708,095
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2021.
ADR - American Depositary Receipt.